Taxes (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Taxes (Details) - Schedule of income tax provision [Line Items]
Total current tax provision (benefit)	$ (4,135,370)		$ 2,301,944		$ 3,541,410
Total deferred tax provision (benefit)	4,849,770	$ 4,849,771	(67,268)	$ (67,268)	(234,362)	$ (234,362)
Income tax provisions	714,400		2,234,676		3,307,048
Japan [Member]
Taxes (Details) - Schedule of income tax provision [Line Items]
Total current tax provision (benefit)	(4,277,928)		2,301,944		3,541,410
Total deferred tax provision (benefit)	4,849,770		(122,276)		(234,362)
PRC [Member]
Taxes (Details) - Schedule of income tax provision [Line Items]
Total current tax provision (benefit)	142,558
Total deferred tax provision (benefit)
Malaysia [Member]
Taxes (Details) - Schedule of income tax provision [Line Items]
Total current tax provision (benefit)
Total deferred tax provision (benefit)
Hong Kong [Member]
Taxes (Details) - Schedule of income tax provision [Line Items]
Total deferred tax provision (benefit)			$ 55,008